SEI Exchange Traded Funds

Statement of Certification

Pursuant to Rule 497(j)

SEI Exchange Traded Funds (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statements of Additional Information dated July 31, 2025, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-260611 and 811-23754), which was filed electronically on July 29, 2025 (Accession No. 0001104659-25-071789).

SEI Exchange Traded Funds

By:	/s/ Katherine Mason
Katherine Mason

Title:	Vice President and Assistant Secretary

Date:	August 4, 2025